Advances to suppliers net (Tables)	12 Months Ended
Sep. 30, 2025
Advances to suppliers net
Schedule of advance to suppliers
	As of	As of
	September 30,	September 30,
	2025	2024
Advances to suppliers:
Lishui Zhelin Trading Co., Ltd	$23,470,221	$33,994,029
Qingyuan Nongbang Mushroom Industry Co., Ltd	16,848,007	18,579,142
Jingning Liannong Trading Co., Ltd	16,092,973	24,023,751
Zhongjin Boda (Hangzhou) Industrial Co., Ltd	-	24,224,806
Ningbo Runcai Supply Chain Management Co., Ltd	-	21,214,781
Others	19,153	91,252
Total	$56,430,354	$122,127,761
Less: Allowance for credit losses	(10,125,650)	-
Advances to suppliers, net	$46,304,704	$122,127,761

Schedule of advances to suppliers, net allowance for credit losses
	For the	For the
	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
Balance as of beginning of year	-	$3,176
Additions	9,994,385	-
Reversal	-	(3,217)
Translation adjustments	131,265	41
Balance as of end of year	$10,125,650	-